Document And Entity Information	Nov. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	MKS INSTRUMENTS, INC.
Entity Central Index Key	0001049502
Entity Emerging Growth Company	false
Securities Act File Number	000-23621
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2277512
Entity Address, Address Line One	2 Tech Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	645-5500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MKSI
Security Exchange Name	NASDAQ